Condensed Consolidating Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
8.50% Senior Notes due 2019
Debt Instrument
Senior Notes	$ 700
Debt instrument, interest rate, stated percentage (as a percent)	8.50%
7.625% Senior notes, due 2019
Debt Instrument
Senior Notes	800
Debt instrument, interest rate, stated percentage (as a percent)	7.625%
7.375% Senior notes, due 2017
Debt Instrument
Senior Notes	1,100
Debt instrument, interest rate, stated percentage (as a percent)	7.375%
7.625% Senior notes, due 2018
Debt Instrument
Senior Notes	1,200
Debt instrument, interest rate, stated percentage (as a percent)	7.625%
8.25% Senior notes, due 2020
Debt Instrument
Senior Notes	1,100
Debt instrument, interest rate, stated percentage (as a percent)	8.25%
7.875% Senior notes, due 2021
Debt Instrument
Senior Notes	$ 1,200
Debt instrument, interest rate, stated percentage (as a percent)	7.875%